INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Income Taxes Resulting from:
Income Tax Expenses (Benefit)	$ 15,826	$ (69,336)
Taiwan [Member]
Income Tax Disclosure [Line Items]
Provision for Federal Income Tax 34%	0	0
Provision for TCIT (17%)
Provision for Undistributed Earnings Tax (10%)
Increase (Decrease) in Income Taxes Resulting from:
Temporary Difference	(38,322)	1,580
Income Tax Expenses (Benefit)	$ (38,322)	$ 1,580